Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

A.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions include (1) identification of and measurement of financial instruments in funding transactions; (2) Initial measurement of investment in affiliated company and subsequent equity method implications; (3) determination whether an acquired company represents a ‘business’; (4) initial and subsequent measurement of financial derivative asset to obtain control over affiliated company and (5) measurement of the fair value of equity awards.

A.	Functional currency

The functional currency of the Company is the US dollar (“$” or “dollar”), as the dollar is the primary currency of the economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. The Company’s operations are currently conducted in Israel and most of the Israeli expenses are currently paid in new Israeli shekels (“NIS”); however, most of the expenses are denominated and determined in the dollar. Financing and investing activities including loans, equity transactions and cash investments, are made in the dollar.

In accordance with ASC 830, “Foreign Currency Matters”, balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the applicable balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such transactions are presented within financing income or expenses.

A.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

A.	Restricted Cash

Restricted cash is invested in certificates of deposit, which are used to secure the Company’s line of credit. For presentation of statement of cash flows purposes, restrict cash balances are included with cash and cash equivalents, when reconciling the reported period total amounts.

	As of December 31,
	2019	2018
Cash and cash equivalents	$12,155	$63,550
Restricted cash	5,275	9,343
Total cash, cash equivalents and restricted cash shown in statement of cash flows	$17,430	$72,893

A.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the statements of operations.

Rate of depreciation	%

Laboratory equipment	15
Furniture and equipment	7-15
Computers	33
Vehicle	15

A.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. To date the Company has not incurred any impairment losses.

A.	Investment in affiliated company

Affiliated company is company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate.

The investment in affiliated company is accounted for by the equity method under ASC Subtopic 323-30, “Investments - Equity Method and Joint Ventures: Partnerships, Joint Ventures, and Limited Liability Entities”. Upon initial recognition, the purchase price has been determined as residual amount which was equal to the fair value of the equity consideration that was paid by the Company less the fair value allocated to the right to obtain control over affiliated company as described in section 2H below. The purchase price was fully attributed to acquired In-Process Research and Development intangible asset (“IPR&D”) which was assigned to the affiliated company.

Since at the closing date of the investment, the affiliated company was not considered as a business as no substantive process existed, and the IPR&D acquired is to be used in a research and development project which are determined not to have an alternative future use, the amount allocated to such IPR&D was charged to expense at the acquisition date. Consequently, based on purchase price allocation that was done by management by using the assistance of third-party appraiser, expenses were recognized in total amount of $1,345,180 as part of “Share in Losses of Affiliated Company” line in operations in the accompanying statement of operations for the year ended December 31, 2019 (see also Note 3).

Accordingly, the Company recognizes its proportionate share of the affiliated company’s net income or loss after the date of investment. When previous losses have reduced the common stock investment account to zero, the Company continues to report its share of equity method losses in its statement of operations to the extent of and as an adjustment to the adjusted basis of the other investments in the investee such as debt securities, long term loans or advances. Such additional equity method losses are applied to the other investments are based the seniority of the other investments (priority in liquidation) and on the percentage ownership interest in each type of other investment the Company holds (the ‘relative holdings approach’).

A.	Right to obtain control over affiliated company

The Company accounted for the right to obtain control over affiliated company, as a non-current financial derivative asset according to the provisions of ASC 815-10, “Derivatives and Hedging - Overall” (“ASC 815-10”). The Company accounted for the right as a financial asset measured upon initial recognition and remeasured on subsequent periods at fair value by using the Black-Scholes Option Pricing Model, which requires inputs such as the underlying share asset value and share price volatility. These assumptions are reviewed on a regular basis and change in the estimated fair value of the outstanding right was recognized each reporting period as part of in the “Share in Losses of Affiliated Company” line in operations in the accompanying statement of operations, until such right is exercised or expired (see also Note 3).

A.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes”. Accordingly, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the enacted tax rates expected to be in effect when these differences reverse. Valuation allowance in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets is amounts more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2019 and 2018 financial statements and did not recognize any liability with respect to an unrecognized tax position in its balance sheets.

A.	Convertible Bridge Loans

The Company has considered the provisions of ASC Topic 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” and determined that the embedded conversion feature of the convertible bridge loan should not be bifurcated from the host instrument, as at the initial investment date the loan was considered as straight loan with maturity term which is under the control of the Company. Accordingly, upon initial recognition, the bridge loan was recognized based on the amount allocated as described in Note 2R less the applicable issuance cost. The difference between the face value of the bridge loan and the amount that was allocated to such bridge loan as part of the bundle of financial instruments that were granted to lenders, represents a discount which is amortized as finance expense to profit or loss by using effective interest method over the term of the bridge loan until its stated maturity. Following the maturity date and subject to the Company’s discrete decision not to repay the loan for cash, the bridge loan became subject to the provision of ASC Topic 480 “Distinguishing Liabilities From Equity” as it represents an obligation to issue a variable number of shares (share-settled obligation). Thus, upon the lapse of the Company’s right to repay the bridge loan for cash, the bridge loan is measured at fair value through profit or loss with changes presented within financing income or expense, as applicable.

A.	Liability for employee rights upon retirement

The Company’s liability for severance pay is pursuant to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which all the Company’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheets as the severance pay risks have been irrevocably transferred to the severance funds. All deposits required through December 31, 2019 have been made.

A.	Research and development expenses

Research and development expenses are charged to operations as incurred.

A.	Royalty-bearing grants

Royalty-bearing grants from the Israeli Innovation Authority of the Ministry of Industry, Trade and Labor (the “IIA”) for funding approved research and development projects are recognized at the time the Company is entitled to such grants (i.e. at the time that there is reasonable assurance that the Company will comply with the conditions attached to the grant and that there is reasonable assurance that the grant will be received), on the basis of the costs incurred and reduce research and development costs (see also Note 9A). The cumulative research and development grants received by the Company from inception through December 2019 amounted to $272,237.

As of December 31, 2019, and 2018, the Company did not accrue for or pay any royalties to the IIA as no revenue has yet been generated.

A.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash as well as certain other current assets that do not amount to a significant amount. Cash and cash equivalents, which are primarily held in Dollars and New Israeli Shekels, are deposited with major banks in Israel. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company does not have any significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

A.	Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Legal costs incurred in connection with loss contingencies are expensed as incurred.

A.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy. The valuation of the right to obtain control over affiliated company, convertible bridge loans (following the maturity date and thereafter) and the freestanding stock warrants issued to the units’ owners (see also Note 2H, Note 2J above and Note 2T below) fall under this category.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash and cash equivalents is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

A.	Basic and diluted net loss per ordinary share

The Company computes net loss per share in accordance with ASC 260, “Earning per Share”, which requires presentation of both basic and diluted loss per share on the face of the statement of operations.

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the year using the treasury stock method with respect to stock options and certain stock warrants and using the if-converted method with respect to convertible bridge loans and certain stock warrants. In computing diluted loss per share, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. During the years ended December 31, 2019, 2018 and 2017 the total weighted average number of ordinary shares related to outstanding stock options, stock warrants and convertible bridge loans excluded from the calculation of the diluted loss per share was 23,069,233, 6,489,221 and 7,717,721, respectively.

The loss and the weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share for the years ended December 31, 2019, 2018 and 2017, are as follows:

	Year ended December 31,
	2019	2018	2017

Loss for the year	$11,814,515	$457,541	$2,675,372
Less: Loss attributed to preferred shares	-	-	31,950

Loss for the year attributable to ordinary shareholders	$11,814,515	$457,541	$2,643,422

Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	92,024,188	70,869,924	68,587,261

A.	Allocation of proceeds and related issuance costs

When multiple instruments are issued in a single transaction (unit issuance), the total net proceeds from the transaction are allocated among the individual freestanding instruments identified. The allocation occurs after identifying all the freestanding instruments and the subsequent measurement basis for those instruments.

Financial instruments that are required to be substantively measured at fair value (such as derivative warrants liability) are measured at fair value and the remaining consideration is allocated to other financial instruments that are not required to be subsequently measured at fair value (such as convertible bridge loan and warrants eligible for equity classification), based on the relative fair value basis for such instruments.

The allocation of issuance costs to freestanding instruments was based on an approach that is consistent with the allocation of the proceeds, as described above.

Issuance costs allocated to the derivative warrant liability were immediately expensed, as discussed above. Issuance costs allocated to warrants stock classified as equity component are recorded as a reduction of addition paid-in capital. Issuance costs allocated to convertible bridge loan are recorded as discount of the host component and accreted up to face value of such loans using the effective interest method.

A.	Stock-based compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees based on their estimated fair values in accordance with ASC 718, “Compensation-Stock Compensation”. Share-based payments including grants of share options are recognized in the statement of operations as an operating expense based on the fair value of the award at the grant date. The fair value of share options granted is estimated using the Black-Scholes option-pricing model. The inputs for the valuation analysis of the share options include several assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on weekly basis since the marketability of the Company is considered low. The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. The Company has expensed compensation costs, net of estimated forfeitures, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

Until December 31, 2018, Share-based payments awarded to consultants (non-employees) are accounted for in accordance with ASC Topic 505-50, “Equity-Based Payments to Non-Employees”. Commencing January 1, 2019, following the adoption of ASU 2018-07 which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted in accordance with ASC 718.

A.	Stock Warrants

The Second Warrant that was granted by the Company for lenders through convertible bridge loans transactions and stock warrants that were granted as result of modification of terms of certain convertible bridge loans transactions (see also Note 7) are classified as a component of permanent equity since they are freestanding financial instruments that are legally detachable and separately exercisable, contingently exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price. In addition, the warrants must require physical settlement and may not provide any guarantee of value or return. Such warrants were initially recognized based on the allocation method described in Note 2R above as an increase to additional paid-in capital. When applicable, direct issuance expenses that were allocated to the above warrants were deducted from additional paid-in capital.

A.	Derivative Warrants Liability

The Company accounts for warrants to purchase Ordinary Shares in connection with private placement transactions, held by investors, that include a fundamental transaction feature pursuant to which such warrants could be required to be settled in cash upon certain events which some of them are not considered solely within the control of the Company, as a non-current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company accounted for these warrants as a financial liability measured upon initial recognition and on subsequent periods at fair value by using the Black-Scholes Option Pricing Model.

The First Warrant that was granted by the Company for lenders through convertible bridge loans transactions (see also Note 7) entitle the lenders to exercise the First Warrant for a variable number of shares and thus the fixed-for-fixed criteria is not met. Accordingly, the First Warrant were classified as a non-current liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”). The Company accounted for these warrants as a financial derivative liability measured upon initial recognition and on subsequent periods at fair value by using the Black-Scholes Option Pricing Model.

The fair value of the aforesaid warrants derivative liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a regular basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period as part of in the “Financing (income) expenses, net” line in operations in the accompanying statement of net loss, until such warrants are exercised or expired. When applicable, direct issuance expenses that were allocated to the above warrants were expensed as incurred.

A.	Beneficial Conversion Features

Upon initial recognition or upon modification of a convertible instrument (such as the convertible bridge loans) the Company considered the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815-40”), and determined that the embedded conversion feature of the convertible bridge loan should not be separated from the host instrument. Furthermore, the Company applied ASC 470-20, “Debt - Debt with Conversion and Other Options” (“ASC 470-20”), which clarifies the accounting for instruments with BCFs or contingently adjustable conversion ratios and has applied the BCFs guidance to determine whether the conversion feature is beneficial to the lender.

The BCFs were calculated by allocating the proceeds received to the convertible bridge loans and to any detachable freestanding financial instrument (detachable warrants) included in the transaction, and by measuring the intrinsic value of the conversion option based on the effective conversion price as a result of the convertible bridge loans allocated proceeds.

The intrinsic value of the conversion option was recorded as an additional discount on the Convertible Bridge Loan with a corresponding amount credited directly to equity as additional paid-in capital. After the initial recognition, the discount is amortized as interest expense over the contractual term of the Convertible Bridge Loan.

A.	Modification of stock-based compensation awards

A modification to the terms and/or conditions of an award (i.e. a change of award’s fair value, vesting conditions or classification as an equity or a liability instrument) is accounted for as an exchange of the original award for a new award resulting in total compensation cost equal to the grant-date fair value of the original award, plus the incremental value of the modification to the award. The calculation of the incremental value is based on the excess of the fair value of the modified award based following the modification over the fair value of the original award measured immediately before its terms were modified.

A.	Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications did not have any effect on the reported results of operations, shareholder’s deficit or cash flows.

A.	Recent Accounting Pronouncements

1	Accounting Standards Update 2016-02, “Leases (Topic 842): Section A - Leases: Amendments to the FASB Accounting Standards Codification; Section B - Conforming Amendments Related to Leases: Amendments to the FASB Accounting Standards Codification; Section C - Background Information and Basis for Conclusions”

Commencing January 1, 2019, the Company adopted ASC Update 2016-02, Leases (Topic 842), under which, lessees are required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

As the existing real estate operating leases of the Company are in low value, this guidance had no material impact on the Company’s financial statements.

2	Accounting Standard Update 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting

Commencing January 1, 2019, the Company adopted ASC Update 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting” (ASU 2018-07). ASU 2018-07 aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions.

Consistent with the accounting requirement for employee share-based payment awards, awards within the scope of Topic 718 will be measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share-based payment awards will be measured at the grant date.

With respect to awards with performance conditions ASU 2018-07 concludes that, consistent with the accounting for employee share-based payment awards, an entity will consider the probability of satisfying performance conditions when nonemployee share-based payment awards contain such conditions.

ASU 2018-07 also requires that the classification of equity classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless the award was modified after the good has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting.

Based on the limited grants of share-based payments to nonemployees as of the adoption date, it was determined that the adoption of ASU 2018-07 did not have a significant impact on the Company’s financial statements.